Debt - Interest Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Debt Disclosure [Abstract]
Total interest cost	$ 227	$ 221	$ 662	$ 619
Capitalized interest	(74)	(107)	(225)	(390)
Total interest expense, net	$ 153	$ 114	$ 437	$ 229